GOLDMAN SACHS TRUST

Fundamental Equity Growth Funds

Class A Shares, Class B Shares, Class C Shares, Institutional Shares,
Service Shares, Class R Shares and Class IR Shares (as applicable) of

Goldman Sachs Capital Growth Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Concentrated Growth Fund
Goldman Sachs All Cap Growth Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Tollkeeper FundSM
(collectively, the “Funds”)

Supplement dated April 16, 2009 to the
Prospectuses dated December 29, 2008 (the “Prospectuses”)

The following replaces “Growth Investment Team” in its entirety in the “Service Providers — Fund Managers — Growth Investment Team” section of each of the Prospectuses for the Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Funds:

Growth Investment Team

■	For 28 years the team has applied a consistent investment discipline through diverse and complete market cycles
■	As of December 31, 2008, the team had $14.2 billion in equities under management
■	A deep and experienced portfolio management and research team comprised of industry experts that provide in-depth research within each sector.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Steven M. Barry Managing Director Chief Investment Officer, Fundamental Equity Co-Chief Investment Officer, Growth Equity	Senior Portfolio Manager— Capital Growth Strategic Growth Concentrated Growth All Cap Growth Growth Opportunities Small/Mid Cap Growth Tollkeeper	Since 2000 2000 2002 2008 1999 2005 1999	Mr. Barry joined the Investment Adviser as a portfolio manager in 1999. Mr. Barry became Chief Investment Officer of Fundamental Equity in 2009. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
David G. Shell, CFA Managing Director Co-Chief Investment Officer, Growth Equity	Senior Portfolio Manager— Capital Growth Strategic Growth Concentrated Growth All Cap Growth Growth Opportunities Small/Mid Cap Growth Tollkeeper	Since 1997 1999 2002 2008 1999 2005 1999	Mr. Shell joined the Investment Adviser as a portfolio manager in January 1997 when Goldman Sachs Asset Management acquired Liberty Investment Management. He was a senior portfolio manager at Liberty prior to the acquisition. He joined Liberty’s predecessor firm Eagle Asset Management in 1987.

Steve Barry, Chief Investment of Officer of Fundamental Equity, and Dave Shell serve as Co-Chief Investment Officers (“Co-CIOs”) of the Growth Investment Team. All 16 members of the team discuss their research analysis and recommendations with the whole team at investment strategy meetings. The entire team discusses and debates whether the business being presented meets the Growth Investment Team’s definition of a high-quality growth business and the attractiveness of the current valuation. The team reaches a consensus on whether a business is worthy of a position in the portfolio. The Co-CIOs are accountable for all portfolio construction decisions and determine the appropriate weight for each investment.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces “Growth Investment Team” in its entirety in the “Service Providers — Fund Managers — Growth Investment Team” section of the Prospectus for the Service Shares of each Fund except for the Goldman Sachs All Cap Growth Fund:

Growth Investment Team

■	For 28 years the team has applied a consistent investment discipline through diverse and complete market cycles
■	As of December 31, 2008, the team had $14.2 billion in equities under management
■	A deep and experienced portfolio management and research team comprised of industry experts that provide in-depth research within each sector.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Steven M. Barry Managing Director Chief Investment Officer, Fundamental Equity Co-Chief Investment Officer, Growth Equity	Senior Portfolio Manager— Capital Growth Strategic Growth Concentrated Growth Growth Opportunities Small/Mid Cap Growth Tollkeeper	Since 2000 2000 2002 1999 2005 1999	Mr. Barry joined the Investment Adviser as a portfolio manager in 1999. Mr. Barry became Chief Investment Officer of Fundamental Equity in 2009. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
David G. Shell, CFA Managing Director Co-Chief Investment Officer, Growth Equity	Senior Portfolio Manager— Capital Growth Strategic Growth Concentrated Growth Growth Opportunities Small/Mid Cap Growth Tollkeeper	Since 1997 1999 2002 1999 2005 1999	Mr. Shell joined the Investment Adviser as a portfolio manager in January 1997 when Goldman Sachs Asset Management acquired Liberty Investment Management. He was a senior portfolio manager at Liberty prior to the acquisition. He joined Liberty’s predecessor firm Eagle Asset Management in 1987.

Steve Barry, Chief Investment Officer of Fundamental Equity, and Dave Shell serve as Co-Chief Investment Officers (“Co-CIOs”) of the Growth Investment Team. All 16 members of the team discuss their research analysis and recommendations with the whole team at investment strategy meetings. The entire team discusses and debates whether the business being presented meets the Growth Investment Team’s definition of a high-quality growth business and the attractiveness of the current valuation. The team reaches a consensus on whether a business is worthy of a position in the portfolio. The Co-CIOs are accountable for all portfolio construction decisions and determine the appropriate weight for each investment.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces “Growth Investment Team” in its entirety in the “Services Providers — Fund Managers — Growth Investment Team” section of the Prospectus for the Class R Shares and Class IR Shares of each Fund except for the Goldman Sachs Tollkeeper Fund:

Growth Investment Team

■	For 28 years the team has applied a consistent investment discipline through diverse and complete market cycles
■	As of December 31, 2008, the team had $14.2 billion in equities under management
■	A deep and experienced portfolio management and research team comprised of industry experts that provide in-depth research within each sector.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Steven M. Barry Managing Director Chief Investment Officer, Fundamental Equity Co-Chief Investment Officer, Growth Equity	Senior Portfolio Manager— Capital Growth Strategic Growth Concentrated Growth All Cap Growth Growth Opportunities Small/Mid Cap Growth	Since 2000 2000 2002 2008 1999 2005	Mr. Barry joined the Investment Adviser as a portfolio manager in 1999. Mr. Barry became Chief Investment Officer of Fundamental Equity in 2009. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
David G. Shell, CFA Managing Director Co-Chief Investment Office, Growth	Senior Portfolio Manager— Capital Growth Strategic Growth Concentrated Growth All Cap Growth Growth Opportunities Small/Mid Cap Growth	Since 1997 1999 2002 2008 1999 2005	Mr. Shell joined the Investment Adviser as a portfolio manager in January 1997 when Goldman Sachs Asset Management acquired Liberty Investment Management. He was a senior portfolio manager at Liberty prior to the acquisition. He joined Liberty’s predecessor firm Eagle Asset Management in 1987.

Steve Barry, Chief Investment Officer of Fundamental Equity, and Dave Shell serve as Co-Chief Investment Officers (“Co-CIOs”) of the Growth Investment Team. All 16 members of the team discuss their research analysis and recommendations with the whole team at investment strategy meetings. The entire team discusses and debates whether the business being presented meets the Growth Investment Team’s definition of a high-quality growth business and the attractiveness of the current valuation. The team reaches a consensus on whether a business is worthy of a position in the portfolio. The Co-CIOs are accountable for all portfolio construction decisions and determine the appropriate weight for each investment.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

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EQGRWPMSTK 04-09